Item 1. Report to Shareholders

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                  6 Months      Year
                     Ended     Ended
                   6/30/04  12/31/03  12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning
of period         $  22.51  $  14.43  $  20.15   $  21.65   $  39.99   $  22.54

Investment
activities

  Net investment
  income (loss)      (0.05)    (0.09)    (0.05)     (0.09)      0.40      (0.05)

  Net realized
  and unrealized
  gain (loss)         2.37      8.17     (5.67)     (1.41)     (9.77)     20.72

  Total from
  investment
  activities          2.32      8.08     (5.72)     (1.50)     (9.37)     20.67

Distributions

  Net investment
  income                 -         -         -          -      (0.37)         -

  Net realized
  gain                   -         -         -          -      (8.60)     (3.22)

  Total
  distributions          -         -         -          -      (8.97)     (3.22)

NET ASSET VALUE

End of period     $  24.83  $  22.51  $  14.43   $  20.15   $  21.65   $  39.99
                  --------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^       10.31%    55.99%  (28.39)%    (6.93)%   (25.11)%      93.09%

Ratio of
total expenses
to average
net assets           0.99%!    1.10%     1.15%      1.08%      0.94%       0.93%

Ratio of
net investment
income (loss)
to average
net assets         (0.41)%!  (0.51)%   (0.31)%    (0.39)%      1.07%     (0.24)%

Portfolio
turnover rate       102.9%!   123.5%    184.9%     241.1%     197.5%       57.6%

Net assets,
end of period
(in thousands)  $  766,630 $ 665,182 $ 421,070  $ 674,518  $ 797,856   $ 930,147

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
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Certified Semiannual Report (Unaudited)                            June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                           Shares              Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   99.6%


IT SERVICES   2.0%

IT Services   1.1%

Infosys Technologies (INR)                             70,000              8,405

                                                                           8,405

Processors   0.9%

Certegy                                                80,000              3,104

ChoicePoint *                                          80,000              3,653

                                                                           6,757

Total IT Services                                                         15,162


MEDIA   53.6%

Broadcasting   3.5%

Antena 3 Television (EUR) *                           100,000              5,298

Gestevision Telecino (EUR) *                          300,000              4,484

Grupo Televisa ADR                                    370,000             16,750

                                                                          26,532


Cable/ Satellite   13.9%

British Sky Broadcast (GBP)                         1,400,000             15,787

Cablevision Systems, Class A *                        180,000              3,537

Comcast, Class A *                                    300,000              8,283

EchoStar Communications, Class A *                    500,000             15,375

NTL *                                                 125,000              7,203

Rogers Communications, Class B                        210,000              3,807

Sogecable (EUR) *                                   1,300,000             52,494

                                                                         106,486


Gaming   9.1%

International Game Technology                         900,000             34,740

Magna Entertainment *                                 200,000              1,180

Multimedia Games *                                    820,000             21,992

Station Casinos                                       110,000              5,324

WMS Industries *                                       69,500              2,071

Wynn Resorts *                                        125,000              4,829

                                                                          70,136

Internet   10.6%

eBay *                                                240,000             22,068

InterActiveCorp *                                     650,000             19,591

Linktone ADR *                                        112,500              1,232

Monster Worldwide *                                   150,000              3,858

priceline.com *                                       400,000             10,772

The Knot *                                            185,000                749

Yahoo! *                                              640,000             23,251

                                                                          81,521


Media & Entertainment   9.5%

Disney                                                150,000              3,824

Fox Entertainment Group *                             300,000              7,990

Liberty Media, Series A *                             110,000              4,081

News Corporation ADR                                  550,000             18,084

Time Warner *                                       1,090,000             19,162

Viacom, Class B                                       550,000             19,646

                                                                          72,787


Newspapers   1.1%

New York Times, Class A                                80,000              3,577

Washington Post, Class B                                5,000              4,650

                                                                           8,227


Publishing   3.4%

Meredith                                              140,000              7,694

Playboy Enterprises, Class B *                        300,000              3,483

Scripps, Class A                                      140,000             14,700

                                                                          25,877


Radio/ Outdoor Advertising   2.5%

Cox Radio, Class A *                                  400,000              6,952

Radio One, Class D *                                  450,000              7,205

XM Satellite Radio Holdings,
Class A *                                             200,000              5,458

                                                                          19,615

Total Media                                                              411,181

SOFTWARE   0.5%

Consumer Software   0.5%

Electronic Arts *                                      75,000              4,091

Total Software                                                             4,091


TELECOM EQUIPMENT   1.9%

Wireline Equipment   1.9%

Cisco Systems *                                       600,000             14,220

Total Telecom Equipment                                                   14,220


TELECOM SERVICES   41.6%

Long Distance   3.0%

Sprint                                              1,300,000             22,880

                                                                          22,880


Wireless - Domestic   15.0%

American Tower Systems, Class A *                   1,300,000             19,760

Crown Castle International *                        1,910,000             28,172

Nextel Communications, Class A *                      600,000             15,996

Nextel Partners, Class A *                            500,000              7,960

Spectrasite *                                         450,000             19,449

Western Wireless, Class A *                           825,000             23,851

                                                                         115,188


Wireless-International   20.0%

America Movil ADR, Series L                           950,000             34,551

Millicom International Cellular *                     135,000              2,951

NII Holdings, Class B *                               100,000              3,369

Okinawa Cellular Telephone (JPY)                          800              8,633

Partner Communications ADR *                        1,500,000             11,760

Research In Motion *                                  250,000             17,110

Rogers Wireless Communications *                      530,000             14,337

SK Telecom ADR                                        250,000              5,248

Vodafone ADR                                        1,300,000             28,730

Vodafone Group (GBP)                               12,000,000             26,269

                                                                         152,958

Wireline- International   3.6%

France Telecom (EUR) *                                300,000              7,828

Singapore Telecommunications (SGD)                 12,000,000             15,686

Tele Norte Leste Participacoes ADR                    350,000              4,455

                                                                          27,969

Total Telecom Services                                                   318,995

Total Common Stocks (Cost  $622,367)                                     763,649


SHORT-TERM INVESTMENTS   0.5%

Money Market Fund   0.5%

T. Rowe Price Government Reserve
Investment Fund, 1.04% #                            3,782,537              3,782

Total Short-Term Investments (Cost  $3,783)                                3,782

Total Investments in Securities

100.1% of Net Assets (Cost $626,150)                                 $   767,431
                                                                     -----------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Seven-day yield

*     Non-income producing

ADR   American Depository Receipts

EUR   Euro

GBP   British pound

INR   Indian rupee

JPY   Japanese yen

SGD   Singapore dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $626,150)             $       767,431

Other assets                                                             40,616

Total assets                                                            808,047

Liabilities

Total liabilities                                                        41,417

NET ASSETS                                                      $       766,630
                                                                ----------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $        (1,489)

Undistributed net realized gain (loss)                                 (282,554)

Net unrealized gain (loss)                                              141,269

Paid-in-capital applicable to 30,872,001
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares authorized                            909,404

NET ASSETS                                                      $       766,630
                                                                ----------------

NET ASSET VALUE PER SHARE                                       $         24.83
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Dividend Income                                                 $         2,106

Expenses

  Investment management                                                   2,422

  Shareholder servicing                                                     998

  Custody and accounting                                                     86

  Prospectus and shareholder reports                                         41

  Registration                                                               34

  Legal and audit                                                             7

  Directors                                                                   3

  Miscellaneous                                                               4

  Total expenses                                                          3,595

Net investment income (loss)                                             (1,489)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             54,720

  Foreign currency transactions                                            (317)

  Net realized gain (loss)                                               54,403

Change in net unrealized gain (loss)

  Securities                                                             16,417

  Other assets and liabilities
  denominated in foreign currencies                                         (18)

  Change in net unrealized gain (loss)                                   16,399

Net realized and unrealized gain (loss)                                  70,802

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $        69,313
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                   6 Months                Year
                                                      Ended               Ended
                                                    6/30/04            12/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)               $       (1,489)     $       (2,643)

  Net realized gain (loss)                           54,403              63,649

  Change in net unrealized gain (loss)               16,399             173,995

  Increase (decrease) in net assets
  from operations                                    69,313             235,001

Capital share transactions *

  Shares sold                                       104,105              95,956

  Shares redeemed                                   (71,970)            (86,845)

  Increase (decrease) in net assets
  from capital share transactions                    32,135               9,111

Net Assets

Increase (decrease) during period                   101,448             244,112

Beginning of period                                 665,182             421,070

End of period                                $      766,630      $      665,182
                                             -----------------------------------

(Including undistributed net investment income of $(1,489) at 6/30/04 and $0 at 12/31/03)

*Share information

  Shares sold                                         4,336               5,360

  Shares redeemed                                    (3,013)             (4,982)

  Increase (decrease) in shares outstanding           1,323                 378

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Media and Telecommunications Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 13, 1993. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $41,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $399,694,000 and $371,559,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $336,834,000 of unused capital loss carryforwards, of which $182,138,000 expire in 2009 and $154,696,000 expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $626,150,000. Net unrealized gain aggregated $141,269,000 at period-end, of which $151,209,000 related to appreciated investments and $9,940,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $411,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $773,000 for the six months ended June 30, 2004, of which $193,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $17,000.

T. Rowe Price Media & Telecommunications Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the T. Rowe Price Media & Telecommunications Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Media & Telecommunications Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004